UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649

                           EII REALTY SECURITIES TRUST
               (Exact name of registrant as specified in charter)

                          717 FIFTH AVENUE, 10TH FLOOR
                               NEW YORK, NY 10022
               (Address of principal executive offices) (Zip code)

                                RICHARD J. ADLER
                          717 FIFTH AVENUE, 10TH FLOOR
                               NEW YORK, NY 10022
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478

                     Date of fiscal year end: JUNE 30, 2005

                    Date of reporting period: MARCH 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                          E.I.I REALTY SECURITIES TRUST

                         E.I.I. REALTY SECURITIES TRUST

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                              SHARES         VALUE
                                                           -----------   ------------
COMMON STOCK - 97.16%
Alexandria Real Estate Equities, Inc.                            8,000   $    515,040
AMB Property Corp.                                              47,000      1,776,600
Archstone-Smith Trust                                           65,933      2,248,975
Arden Realty, Inc.                                              19,800        670,230
AvalonBay Communities, Inc.                                     35,271      2,359,277
BioMed Realty Trust, Inc.                                       22,100        455,260
Boston Properties, Inc.                                         45,947      2,767,388
Brandywine Realty Trust                                         36,439      1,034,868
Brookfield Properties Corp.                                     69,983      2,694,345
Camden Property Trust                                           18,800        884,164
Capital Automotive REIT                                         20,800        688,896
CBL & Associates Properties, Inc.                                6,400        457,664
Centerpoint Properties Trust                                    37,186      1,524,626
Developers Diversified Realty Corp.                             47,377      1,883,236
Duke Realty Corp.                                               65,895      1,966,966
Equity Lifestyle Properties, Inc.                               30,200      1,064,550
Essex Property Trust, Inc.                                      25,195      1,740,974
General Growth Properties, Inc.                                 57,563      1,962,898
Hilton Hotels Corp.                                             90,296      2,018,116
Host Marriott Corp.                                            220,545      3,652,225
Kilroy Realty Corp.                                              8,400        343,644
Kimco Realty Corp.                                              66,432      3,580,685
Liberty Property Trust                                          26,300      1,027,015
Macerich Co. (The)                                              51,432      2,740,297
Mills Corp. (The)                                               34,300      1,814,470
Pan Pacific Retail Properties, Inc.                             19,400      1,100,950
Prologis                                                        86,022      3,191,416
Public Storage, Inc.                                            60,515      3,445,724
Regency Centers Corp.                                           49,633      2,364,020
Shurgard Storage Centers, Inc.                                  18,257        748,172
Simon Property Group, Inc.                                      73,348      4,443,422
SL Green Realty Corp.                                           21,100      1,186,242
Spirit Finance Corp.                                            49,000        532,140
Taubman Centers, Inc.                                           20,100        557,574
United Dominion Realty Trust, Inc.                              87,166      1,819,154
Ventas, Inc.                                                    73,300      1,829,568
Vornado Realty Trust                                            54,639      3,784,843
                                                                         ------------

TOTAL COMMON STOCK (Cost $42,175,747)                                      66,875,634
                                                                         ------------

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                              SHARES         VALUE
                                                           -----------   ------------
PREFERRED STOCK - 0.54%
Simon Property Group, L.P.                                       6,716   $    372,268
                                                                         ------------

TOTAL PREFERRED STOCK (Cost $107,893)                                         372,268
                                                                         ------------

                                                               PAR
                                                           -----------
TEMPORARY INVESTMENT - 1.76%
Provident Institutional Funds, Treasury Trust Portfolio      1,212,796      1,212,796
                                                                         ------------

TOTAL TEMPORARY INVESTMENT (Cost $1,212,796)                                1,212,796
                                                                         ------------

TOTAL INVESTMENTS - 99.46% (Cost $43,496,436)                              68,460,698

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.54%                                 369,358
                                                                         ------------

TOTAL NET ASSETS - 100.00%                                               $ 68,830,056
                                                                         ============

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                                              SHARES           VALUE
                                                                           ------------    ------------
COMMON STOCKS - 89.27%

AUSTRALIA - 4.41%
Westfield Group                                                                  60,350    $    755,810
Westfield Group NPV Stapled*                                                      1,887          23,501
                                                                                           ------------

TOTAL (Cost $729,236)                                                                           779,311
                                                                                           ------------

FRANCE - 11.16%
Gecina SA                                                                         9,000       1,030,490
Societe de la Tour Eiffel*                                                        4,000         407,829
Societe Immobiliere de Location pour l'Industrie et le Commerce                   1,800         163,873
Unibail                                                                           3,100         368,443
                                                                                           ------------

TOTAL (Cost $1,621,641)                                                                       1,970,635
                                                                                           ------------

HONG KONG - 11.06%
China Overseas Land & Investment, Ltd.                                        1,700,000         377,083
Hang Lung Properties, Ltd.                                                      250,000         362,210
Henderson Land Development Co., Ltd.                                             41,000         182,412
Shangri-La Asia, Ltd.                                                           302,085         441,546
Sino Land Co., Ltd.                                                             653,773         590,959
                                                                                           ------------

TOTAL (Cost $1,781,597)                                                                       1,954,210
                                                                                           ------------

ITALY - 7.96%
Aedes SpA Ligure Lombarda per Imprese e Costruzioni*                             27,300         159,573
Beni Stabili SpA                                                                600,000         577,043
Risanamento SpA                                                                 198,150         669,565
                                                                                           ------------

TOTAL (Cost $1,171,949)                                                                       1,406,181
                                                                                           ------------

JAPAN - 13.27%
AEON Mall Co., Ltd.                                                               7,500         300,813
AEON Mall Co., Ltd. NPV Deferred Settlement 4/13/2005*                            7,500         284,686
Daito Trust Construction Co., Ltd.                                                5,000         210,359
Daiwa House Industry Co ., Ltd.                                                  37,000         426,178
Mitsubishi Estate Co., Ltd.                                                      45,000         524,215
Mitsui Fudosan Co., Ltd.                                                         50,800         597,954
                                                                                           ------------

TOTAL (Cost $2,175,987)                                                                       2,344,205
                                                                                           ------------
SINGAPORE - 6.35%
Ascendas Real Estate Investment Trust                                           400,000         455,951

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                                               SHARES          VALUE
                                                                           ------------    ------------

SINGAPORE (CONTINUED)
Hong Kong Land Holdings, Ltd.                                                   135,000    $    363,150
Keppel Land, Ltd.                                                               217,000         302,613
                                                                                           ------------

TOTAL (Cost $904,297)                                                                         1,121,714
                                                                                           ------------

SPAIN - 11.61%
Inmobiliaria Colonial, SA                                                        15,000         731,636
Inmobiliaria Urbis, SA                                                           35,000         527,656
Metrovacesa, SA                                                                   7,000         375,273
Sol Melia, SA                                                                    35,000         416,667
                                                                                           ------------

TOTAL (Cost $1,666,052)                                                                       2,051,232
                                                                                           ------------

UNITED KINGDOM - 23.45%
British Land Co. plc, ADR                                                        61,290         931,146
Capital & Regional plc                                                           35,230         462,668
Derwent Valley Holdings plc                                                      15,660         325,504
Hammerson plc                                                                    60,200         945,868
Helical Bar plc                                                                   5,437         118,405
Land Securities Group plc                                                            20             489
Quintain Estates & Development plc                                               24,095         242,675
Shaftesbury plc                                                                  70,700         471,592
Slough Estates plc                                                               70,000         644,829
                                                                                           ------------

TOTAL (Cost $3,909,357)                                                                       4,143,176
                                                                                           ------------

TOTAL COMMON STOCKS (Cost $13,960,116)                                                       15,770,664
                                                                                           ------------

                                                                               PAR
                                                                           ------------
SHORT TERM OBLIGATION - 10.52%
PNC Bank Money Market Fund                                                 $  1,858,834       1,858,834
                                                                                           ------------

TOTAL SHORT TERM OBLIGATION (Cost $1,858,834)                                                 1,858,834
                                                                                           ------------

TOTAL INVESTMENTS - 99.79% (Cost $15,818,950)                                                17,629,498

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.21%                                                    37,843
                                                                                           ------------

TOTAL NET ASSETS - 100.00%                                                                 $ 17,667,341
                                                                                           ============

*     Denotes non-income producing security.

ADR   American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EII REALTY SECURITIES TRUST
              ---------------------------


By (Signature and Title)*  /S/ RICHARD J. ADLER
                           -----------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date  APRIL 13, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ RICHARD J. ADLER
                           -----------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date  APRIL 13, 2005
      --------------


By (Signature and Title)*  /S/ MICHAEL J. MEAGHER
                           ---------------------------------------------
                           Michael J. Meagher, Vice President, Treasurer (principal financial officer)

Date  APRIL 13, 2005
      --------------

* Print the name and title of each signing officer under his or her signature.